Employee Information - Summary of Number of Employees by Market Area (Detail) - Employee	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Information About Employees [line items]
Number of employees	105,529	101,322
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Number of employees	27,761	26,369
North East Asia [member]
Disclosure of Information About Employees [line items]
Number of employees	13,207	13,091
North America [member]
Disclosure of Information About Employees [line items]
Number of employees	11,993	10,344
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Number of employees	48,023	47,064
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Number of employees	4,545	4,454
Of which in EU [member]
Disclosure of Information About Employees [line items]
Number of employees	36,594	35,950
Of which in Sweden [member]
Disclosure of Information About Employees [line items]
Number of employees	14,481	14,183